Taxation - Income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income/(loss) before income tax expenses
Loss before income tax expenses, International entities	$ (5,561)	$ (8,821)	$ (16,367)
Income /(loss) before income tax expenses	(10,055)	1,775	1,453
Loss before income tax	(15,616)	(7,046)	(14,914)
Current income tax expenses, International entities	759	149	281
Current income tax expenses	56	112
Current income tax expenses	815	261	281
Deferred income tax (benefits)/expenses, International entities	427	15	(163)
Deferred income tax benefit	427	15	(163)
Income tax expenses, International entities	1,186	164	118
Income tax expenses	56	112
Effective Tax Rate	$ 1,242	$ 276	$ 118